CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES (Details Narrative)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts payable concentration percentage		47.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts payable concentration percentage	96.00%	47.00%	43.00%
Accounts Payable [Member] | Lender Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Accounts payable concentration percentage	63.00%	59.00%	59.00%